Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,011,950,206	1,004,638,164
Treasury stock, common stock shares	1,048,870	1,061,803